CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,922,634)	$ (2,860,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	182,426	1,572
Amortization of right-to-use asset	162,276	4,318
Net gain on settlement of notes payable	0	(35,236)
Gain on settlement of accounts payable	0	(399,761)
Gain on conversion of accrued salary	0	(6,988)
(Gain) on settlement of warrants	0	(235,053)
Gain (Loss) on revaluation of derivative liabilities	493,455	(508,839)
Derivative expense	0	125,869
Amortization of loan fees	0	30,000
Amortization of discount on notes payable	756,795	1,128,885
Share-based compensation	1,039,843	568,363
Changes in assets and liabilities:
Accounts receivables	(44,313)	0
Prepaid expenses	(47,985)	9,721
Due from related party	0	0
Inventory	(25,314)	0
Accounts payable and accrued liabilities	54,527	522,758
Operating lease liability	75,017	6,325
Other current liabilities	74,166	2,488
Accrued interest	205,795	125,310
Net cash used in operating activities	(4,995,946)	(1,520,862)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of fixed assets	(1,928,192)	0
Net cash used in investing activities	(1,928,192)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement of common stock	1,668,000	0
Proceeds from notes payable, net of discount	0	1,673,406
Proceeds from sale of common stock	51,500	0
Proceeds from convertible notes payable, net of discount	850,000	0
Principal payments on notes payable	(179,368)	(171,000)
Net cash provided by financing activities	8,023,832	1,502,406
Net increase in cash and cash equivalents	1,099,694	(18,456)
Cash and cash equivalents at beginning of period	64,789	83,245
Cash and cash equivalents at end of period	1,164,483	64,789
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,680	2,680
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for conversion of debt and accrued interest	0	1,633,406
Settlement of derivative liabilities	(1,301,137)	460,562
Cashless exercise of warrants	0	290,000
Discount on note payable due to warrants	261,568	0
Capital expenditures in accounts payable	3,291,735	0
Discount on notes payable due to derivative liabilities	0	1,234,792
Preferred stock dividend	185,202	75,535
Deemed dividends on Preferred Stock	3,118,530	0
Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock	102,333	0
Accrued Payroll [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock	50,000	0
Stock Subscribed [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock	252,029	0
Series C Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees	2,760,000	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Preferred stock to common stock	61,781	0
Preferred stock dividend	87,059
Series D Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees	2,873,700	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	35,327
Series X Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	0	65,568
Series A Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Preferred stock to common stock	6,000	$ 0
Preferred stock dividend	$ 1,000